UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/10

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Market Value
Aircraft Maintenance & Services — 0.7%
AAR Corp.(a)	286,322	$5,342,769

Business Products & Services — 8.6%
Arbitron, Inc.	677,753	18,956,751
CACI International, Inc.(a)	185,900	8,413,834
JDA Software Group, Inc.(a)	276,000	6,999,360
Parametric Technology Corp.(a)	432,804	8,456,990
Synopsys, Inc.(a)	1,063,892	26,352,605
		69,179,540
Capital Goods — 4.1%
Baldor Electric Company	804,002	32,481,681

Communications Equipment & Services — 0.9%
General Communication, Inc. - Class A(a)	739,450	7,372,317

Consumer Products & Services — 17.5%
Big Lots, Inc.(a)	1,313,056	43,659,112
Carter's, Inc.(a)	275,000	7,240,750
Darden Restaurants, Inc.	733,000	31,357,740
Del Monte Foods Company	2,235,154	29,302,869
Orient-Express Hotels Ltd. - Class A(a)	579,100	6,456,965
Ruby Tuesday, Inc.(a)	573,896	6,812,145
Saks, Inc.(a)	912,600	7,848,360
Talbots, Inc.(a)	592,998	7,768,274
		140,446,215
Engineering & Consulting — 1.2%
KBR, Inc.	375,586	9,254,439

Health Care Products & Services — 11.0%
Psychiatric Solutions, Inc.(a)	347,000	11,641,850
Universal Health Services, Inc. - Class B	1,970,400	76,569,744
		88,211,594
Industrial Services — 13.0%
DeVry, Inc.	1,275,000	62,742,750
ITT Educational Services, Inc.(a)	582,848	40,956,729
		103,699,479

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

COMMON STOCKS — 97.8% (Continued)	Shares	Market Value
Industrial Specialty Products — 19.1%
Charles River Laboratories International, Inc.(a)	701,300	$23,248,095
EMS Technologies, Inc.(a)	252,613	4,706,180
FEI Company(a)	428,030	8,376,547
IPG Photonics Corp.(a)	535,000	12,914,900
Precision Castparts Corp.	642,500	81,822,375
QLogic Corp.(a)	803,209	14,168,607
Rogers Corp.(a)	235,953	7,427,800
		152,664,504
Insurance — 7.8%
Arthur J. Gallagher & Company	328,424	8,660,541
Brown & Brown, Inc.	578,261	11,675,089
Willis Group Holdings plc	1,355,900	41,788,838
		62,124,468
Medical Products & Services — 1.5%
Kinetic Concepts, Inc.(a)	325,250	11,897,645

Oil & Gas Producers — 6.7%
Forest Oil Corp.(a)	905,558	26,895,073
Plains Exploration & Production Company(a)	800,003	21,336,080
Stone Energy Corp.(a)	374,000	5,509,020
		53,740,173
Publishing — 3.0%
John Wiley & Sons, Inc.	590,330	24,120,884

Security Products & Services — 2.7%
Checkpoint Systems, Inc.(a)	1,073,637	21,848,513

TOTAL COMMON STOCKS (Cost $471,583,476)		$782,384,221

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

MONEY MARKETS — 2.1%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	16,589,660	$16,589,660

TOTAL MONEY MARKETS (Cost $16,589,660)		$16,589,660

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $488,173,136)		$798,973,881

OTHER ASSETS AND LIABILITIES — 0.1%		1,162,158

NET ASSETS — 100.0%		$800,136,039

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS — 94.4%	Shares	Market Value
Banks & Thrifts — 2.7%
Cullen/Frost Bankers, Inc.	70,000	$3,770,900
State Street Corp.	62,500	2,353,750
SunTrust Banks, Inc.	10,000	258,300
WSFS Financial Corp.	48,546	1,820,961
		8,203,911
Broadcasting/Cable TV/Advertising — 0.7%
Interpublic Group of Companies, Inc.(a)	215,000	2,156,450

Business Products & Services — 15.6%
CA, Inc.	425,089	8,977,880
CACI International, Inc.(a)	35,000	1,584,100
Diebold, Inc.	58,500	1,818,765
Lender Processing Services, Inc.	265,160	8,811,267
Parametric Technology Corp.(a)	402,500	7,864,850
Synopsys, Inc.(a)	430,000	10,651,100
Teradata Corp.(a)	208,190	8,027,806
		47,735,768
Capital Goods — 2.3%
Baldor Electric Company	175,000	7,070,000

Chemicals — 10.4%
Air Products and Chemicals, Inc.	115,000	9,524,300
FMC Corp.	161,416	11,042,469
Praxair, Inc.	123,000	11,101,980
		31,668,749
Consumer Products & Services — 9.8%
American Eagle Outfitters, Inc.	500,000	7,480,000
Del Monte Foods Company	334,000	4,378,740
Dr. Pepper Snapple Group, Inc.	300,000	10,656,000
McCormick & Company, Inc.	180,000	7,567,200
		30,081,940
Engineering & Consulting — 1.4%
Chicago Bridge & Iron Company N.V.(a)	181,600	4,440,120

Health Care Products & Services — 5.4%
CVS/Caremark Corp.	192,090	6,045,072
Laboratory Corporation of America Holdings(a)	77,153	6,051,110
Universal Health Services, Inc. - Class B	113,400	4,406,724
		16,502,906

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

COMMON STOCKS — 94.4% (Continued)	Shares	Market Value
Industrial Services — 3.0%
Republic Services, Inc.	300,000	$9,147,000

Industrial Specialty Products — 16.0%
Amphenol Corp.	141,300	6,920,874
Charles River Laboratories International, Inc.(a)	135,000	4,475,250
FEI Company(a)	170,000	3,326,900
International Rectifier Corp.(a)	100,246	2,114,188
Pall Corp.	252,500	10,514,100
Precision Castparts Corp.	115,601	14,721,787
Texas Instruments, Inc.	65,064	1,765,837
W.W. Grainger, Inc.	43,872	5,225,594
		49,064,530
Insurance — 2.9%
Brown & Brown, Inc.	200,000	4,038,000
Willis Group Holdings plc	155,000	4,777,100
		8,815,100
Medical Products & Services — 8.0%
Abbott Laboratories	67,500	3,526,200
Beckman Coulter, Inc.	112,434	5,485,655
Kinetic Concepts, Inc.(a)	130,547	4,775,409
Varian Medical Systems, Inc.(a)	175,000	10,587,500
		24,374,764
Oil & Gas Producers — 12.0%
Anadarko Petroleum Corp.	170,000	9,698,500
EOG Resources, Inc.	172,500	16,037,325
Forest Oil Corp.(a)	122,500	3,638,250
Plains Exploration & Production Company(a)	180,824	4,822,576
Stone Energy Corp.(a)	162,541	2,394,229
		36,590,880
Transportation — 1.9%
FedEx Corp.	67,500	5,771,250

Utilities — 2.3%
Entergy Corp.	92,500	7,079,025

TOTAL COMMON STOCKS (Cost $241,375,917)		$288,702,393

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

MONEY MARKETS — 5.5%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	16,977,345	$16,977,345

TOTAL MONEY MARKETS (Cost $16,977,345)		$16,977,345

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $258,353,262)		$305,679,738

OTHER ASSETS AND LIABILITIES — 0.1%		213,313

NET ASSETS — 100.0%		$305,893,051

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2010, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$341,291,942	$63,700,289
Gross Unrealized Depreciation	(30,553,337)	(16,384,377)
Net Unrealized Appreciation	$310,738,605	$47,315,912

Federal Income Tax Cost	$488,235,276	$258,363,826

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 9/30/2010:

Westport Select Cap Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$782,384,221	$-	$-	$782,384,221
Money Markets	16,589,660	-	-	16,589,660
Total	$798,973,881	$-	$-	$798,973,881

Westport Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$288,702,393	$-	$-	$288,702,393
Money Markets	16,977,345	-	-	16,977,345
Total	$305,679,738	$-	$-	$305,679,738

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:    /s/ Edmund H. Nicklin, Jr.
          Edmund H. Nicklin, Jr.
         President

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Edmund H. Nicklin, Jr.
          Edmund H. Nicklin, Jr.
         President

Date: November 18, 2010

By:    /s/ Terry A. Wettergreen
         Terry A. Wettergreen
         Treasurer and Chief Financial Officer

Date: November 18, 2010